UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    CQS (US) LLC
Address: 152 West 57th Street, 40th Floor
	 New York, NY 10019

13F File Number:  028-13237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Jones
Title:     as Director of CQS Cayman General Partner for
           and on behalf of the CQS Cayman Limited Partnership
Phone:     +44 15 3451 3006

Signature, Place, and Date of Signing:

     /s/ Kevin Jones     Jersey, Channel Islands, UK     February 11, 2013

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-13132                     CQS Cayman Limited Partnership